Contract Liability and Receivable - Schedule of Contract Revenues and Liabilities (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of revenue from contracts with customers [Abstract]
Balance, beginning of the year	$ 0	$ 0
Regional licensing agreement	6,182,580	0
Revenue recognized in the year	0	0
Balance, end of the year	6,182,580	0
Contract liability - current			$ 1,545,645	$ 1,545,645	$ 0	$ 0
Contract liability - non-current			$ 4,636,935	4,636,935	$ 0	0
Contract liabilities	$ 0	$ 0		$ 6,182,580		$ 0